Shareholder Report	1 Months Ended	5 Months Ended	6 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			Macquarie ETF Trust
Entity Central Index Key			0001969995
Entity Investment Company Type			N-1A
Document Period End Date			Sep. 30, 2024
C000245547
Shareholder Report [Line Items]
Fund Name			Macquarie Energy Transition ETF
Trading Symbol			PWER
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about Macquarie Energy Transition ETF (Fund) for the period of April 1, 2024, to September 30, 2024
Shareholder Report Annual or Semi-Annual			Semi-annual shareholder report
Additional Information [Text Block]			This semiannual shareholder report contains important information about Macquarie Energy Transition ETF (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Additional Information Phone Number			844 469-9911
Additional Information Email			macquarie.com/mam/etf-literature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
PWER	$41	0.79%
Footnote	Description
Footnote^	Annualized

Expenses Paid, Amount			$ 41
Expense Ratio, Percent			0.79%
AssetsNet	$ 7,319,064	$ 7,319,064	$ 7,319,064
Holdings Count | Holding	37	37	37
Advisory Fees Paid, Amount			$ 25,731
InvestmentCompanyPortfolioTurnover			23.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of September 30, 2024) Fund net assets$7,319,064 Total number of portfolio holdings37 Total advisory fees paid$25,731 Portfolio turnover rate23%
Holdings [Text Block]

Sector allocation

Oil & Gas Exploration & Production	17.52%
Diversified Metals & Mining	16.40%
Electrical Components & Equipment	9.06%
Oil & Gas Equipment & Services	6.72%
Semiconductors	6.15%
Fertilizers & Agricultural Chemicals	5.63%
Copper	4.85%
Oil & Gas Refining & Marketing	4.80%
Aluminum	4.74%
Integrated Oil & Gas	4.66%

C000251129
Shareholder Report [Line Items]
Fund Name	Macquarie Focused Emerging Markets Equity ETF
Trading Symbol	EMEQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Focused Emerging Markets Equity ETF (Fund) for the period of September 4, 2024, to September 30, 2024
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	This semiannual shareholder report contains important information about Macquarie Focused Emerging Markets Equity ETF (Fund) for the period of September 4, 2024, to September 30, 2024. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Additional Information Phone Number	844 469-9911
Additional Information Email	macquarie.com/mam/etf-literature
Expenses [Text Block]

What were the Fund's costs for September 4, 2024 (inception of Fund) through September 30, 2024?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
EMEQ	$7	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.85%
AssetsNet	$ 5,426,725	$ 5,426,725	$ 5,426,725
Holdings Count | Holding	48	48	48
Advisory Fees Paid, Amount	$ 3,106
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of September 30, 2024) Fund net assets$5,426,725 Total number of portfolio holdings48 Total advisory fees paid$3,106 Portfolio turnover rate2%
Holdings [Text Block]	Country allocation
South Korea	23.34%
China	21.52%
Taiwan	20.54%
India	12.21%
Mexico	5.23%
Brazil	5.20%
Hong Kong	3.02%
Indonesia	2.83%
Turkiye	1.39%
Thailand	1.29%

Largest Holdings [Text Block]

Top 10 equity holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	15.21%
Reliance Industries Ltd. GDR 144A	8.35%
SK Hynix, Inc.	7.49%
Samsung Electronics Co. Ltd.	6.67%
SK Square Co. Ltd.	5.38%
Alibaba Group Holding Ltd. ADR	4.86%
Tencent Holdings Ltd.	4.68%
Hong Kong Exchanges & Clearing Ltd.	3.02%
PDD Holdings, Inc. ADR	2.58%
MediaTek, Inc.	2.25%

C000249711
Shareholder Report [Line Items]
Fund Name		Macquarie Focused Large Growth ETF
Trading Symbol		LRGG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semiannual shareholder report contains important information about Macquarie Focused Large Growth ETF (Fund) for the period of May 14, 2024, to September 30, 2024
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		This semiannual shareholder report contains important information about Macquarie Focused Large Growth ETF (Fund) for the period of May 14, 2024, to September 30, 2024. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Additional Information Phone Number		844 469-9911
Additional Information Email		macquarie.com/mam/etf-literature
Expenses [Text Block]

What were the Fund's costs for May 14, 2024 (inception of Fund) through September 30, 2024?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
LRGG	$18	0.44%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.44%
AssetsNet	$ 25,070,814	$ 25,070,814	$ 25,070,814
Holdings Count | Holding	21	21	21
Advisory Fees Paid, Amount		$ 24,667
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of September 30, 2024) Fund net assets$25,070,814 Total number of portfolio holdings21 Total advisory fees paid$24,667 Portfolio turnover rate0%
Holdings [Text Block]	Sector allocation
Information Technology	46.33%
Financials	12.54%
Consumer Discretionary	12.32%
Communication Services	8.31%
Healthcare	8.03%
Industrials	3.96%
Consumer Staples	3.46%
Real Estate	3.42%

C000245546
Shareholder Report [Line Items]
Fund Name			Macquarie Global Listed Infrastructure ETF
Trading Symbol			BILD
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about Macquarie Global Listed Infrastructure ETF (Fund) for the period of April 1, 2024, to September 30, 2024
Shareholder Report Annual or Semi-Annual			Semi-annual shareholder report
Additional Information [Text Block]			This semiannual shareholder report contains important information about Macquarie Global Listed Infrastructure ETF (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Additional Information Phone Number			844 469-9911
Additional Information Email			macquarie.com/mam/etf-literature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
BILD	$26	0.49%
Footnote	Description
Footnote^	Annualized

Expenses Paid, Amount			$ 26
Expense Ratio, Percent			0.49%
AssetsNet	$ 5,566,180	$ 5,566,180	$ 5,566,180
Holdings Count | Holding	28	28	28
Advisory Fees Paid, Amount			$ 12,725
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of September 30, 2024) Fund net assets$5,566,180 Total number of portfolio holdings28 Total advisory fees paid$12,725 Portfolio turnover rate17%
Holdings [Text Block]	Country allocation
United States of America	27.39%
United Kingdom	26.01%
Spain	11.14%
Italy	8.42%
Canada	5.44%
Japan	4.90%
New Zealand	3.51%
Australia	2.94%
Switzerland	2.91%
Greece	2.06%

Largest Holdings [Text Block]

Top 10 equity holdings

United Utilities Group plc	6.98%
National Grid plc	6.12%
Severn Trent plc	5.48%
Crown Castle, Inc.	4.64%
Essential Utilities, Inc.	4.55%
NextEra Energy, Inc.	4.03%
EDP Renovaveis SA	4.02%
Exelon Corp.	3.99%
SSE plc	3.95%
Cellnex Telecom SA 144A	3.64%

C000245548
Shareholder Report [Line Items]
Fund Name			Macquarie Tax-Free USA Short Term ETF
Trading Symbol			STAX
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about Macquarie Tax-Free USA Short Term ETF (Fund) for the period of April 1, 2024, to September 30, 2024
Shareholder Report Annual or Semi-Annual			Semi-annual shareholder report
Additional Information [Text Block]			This semiannual shareholder report contains important information about Macquarie Tax-Free USA Short Term ETF (Fund) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Additional Information Phone Number			844 469-9911
Additional Information Email			macquarie.com/mam/etf-literature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
STAX	$15	0.29%
Footnote	Description
Footnote^	Annualized

Expenses Paid, Amount			$ 15
Expense Ratio, Percent			0.29%
AssetsNet	$ 5,074,787	$ 5,074,787	$ 5,074,787
Holdings Count | Holding	32	32	32
Advisory Fees Paid, Amount			$ 7,313
InvestmentCompanyPortfolioTurnover			15.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of September 30, 2024) Fund net assets$5,074,787 Total number of portfolio holdings32 Total advisory fees paid$7,313 Portfolio turnover rate15%
Holdings [Text Block]

Sector allocation

Healthcare Revenue Bonds	20.29%
State General Obligation Revenue Bonds	17.29%
Education Revenue Bonds	14.19%
Water and Sewer Revenue Bonds	13.72%
Transportation Revenue Bonds	13.67%
Leasing Revenue Bonds	7.93%
Electric Revenue Bonds	5.18%
Industrial Development Revenue Bonds	4.28%
Special Tax Revenue Bonds	2.02%